Share capital (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Nov. 29, 2022
Notes and other explanatory information [abstract]
Number of shares issued	25,000,000	20,000,000	25,000,000	12,258,458
Issued capital	€ 250,000		€ 250,000	€ 122,585
Shares exchanged	4,401,800	12,258,458
Shares exchanged, value of intangible assets received	€ 919,663	€ 65,000,000
Shares issued for acquisition of intangible assets	598,246	7,741,542
Shares issued for acquisition of intangible assets, value	€ 5,600,000	€ 77,415